4. Disposition of Latin American Operations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,369,000	$ 3,835,000	$ 16,658,000	$ 12,825,000
Product [Member]
Revenues	4,095,000	3,603,000	15,663,000	11,957,000
Service [Member]
Revenues	274,000	232,000	995,000	868,000
Latin America [Member] | Product [Member]
Revenues	$ 1,079,000	$ 569,000
Latin America [Member] | Product [Member] | Supply Agreement [Member]
Revenues			3,007,000	$ 1,299,000
Latin America [Member] | Service [Member] | Technical Assistance [Member]
Revenues			208,000
Latin America [Member] | Service [Member] | Interest Income [Member]
Revenues			$ 189,000